Net Loss per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential anti-dilutive stock	36,150,656	15,925,562
Convertible notes payable
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential anti-dilutive stock	7,640,261	5,484,330
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential anti-dilutive stock	24,365,730
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential anti-dilutive stock	3,209,517	3,892,837
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential anti-dilutive stock	935,148
Common and preferred Series C warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential anti-dilutive stock		6,548,395